Consolidated income statements - EUR (€) € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit (loss) [abstract]
Net sales		€ 36,041	€ 36,126	€ 34,463
Other revenues		1,328	1,505	1,214
Cost of sales		(12,157)	(11,976)	(11,435)
Gross profit		25,212	25,655	24,242
Research and development expenses		(5,529)	(6,018)	(5,894)
Selling and general expenses		(9,390)	(9,883)	(9,859)
Other operating income		696	825	484
Other operating expenses		(1,415)	(1,207)	(548)
Amortization of intangible assets		(1,681)	(2,146)	(2,170)
Impairment of intangible assets		(330)	(3,604)	(718)
Fair value remeasurement of contingent consideration		124	238	117
Restructuring costs and similar items		(1,064)	(1,062)	(1,480)
Other gains and losses, and litigation		136	327	502
Gains on disposals of investments		7,382	0	0
Operating income		14,141	3,125	4,676
Financial expenses		(390)	(444)	(435)
Financial income		53	141	164
Income before tax and investments accounted for using the equity method		13,804	2,822	4,405
Income tax expense		(1,813)	(139)	(481)
Share of profit/(loss) from investments accounted for using the equity method		359	255	499
Net income excluding the exchanged/held-for-exchange Animal Health business		12,350	2,938	4,423
Net income/(loss) of the exchanged/held-for-exchange Animal Health business	[1]	0	(101)	(13)
Net income		12,350	2,837	4,410
Net income attributable to non-controlling interests		36	31	104
Net income attributable to equity holders of Sanofi		€ 12,314	€ 2,806	€ 4,306
Average number of shares outstanding (in shares)		1,253.6	1,249.9	1,247.1
Average number of shares after dilution (in shares)		1,260.1	1,257.1	1,255.2
Basic earnings per share (in euros per share)		€ 9.82	€ 2.24	€ 3.45
Basic earnings per share excluding the exchanged/held-for-exchange Animal Health business (in euros per share)		9.82	2.33	3.46
Diluted earnings per share (in euros per share)		9.77	2.23	3.43
Diluted earnings per share excluding the exchanged/held-for-exchange Animal Health business (in euros per share)		€ 9.77	€ 2.31	€ 3.44

[1]	Net income/losses arising from the divestment of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).